UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03343

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                     Date of fiscal year end: June 30, 2004
                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

Sit Large Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
  Quantity  Name of Issuer                                   Market Value (1)($)
--------------------------------------------------------------------------------
Common Stocks (97.1%) (2)

Communications (3.0%)
     35,500   Nextel Communications, Inc. (3)                           846,320
     40,200   Vodafone Group, A.D.R.                                    969,222
                                                     --------------------------
                                                                      1,815,542
                                                     --------------------------
Consumer Durables (1.0%)
     13,500   Electronic Arts, Inc. (3)                                 620,865
                                                     --------------------------

Consumer Non-Durables (5.0%)
      7,000   Avon Products, Inc.                                       305,760
     27,000   PepsiCo, Inc.                                           1,313,550
     26,500   Procter & Gamble Co.                                    1,434,180
                                                     --------------------------
                                                                      3,053,490
                                                     --------------------------
Consumer Services (6.7%)
     19,500   Comcast Corp. (3)                                         550,680
     11,500   Harrah's Entertainment, Inc.                              609,270
     25,500   International Game Technology                             916,725
     40,804   Liberty Media Corp. (3)                                   355,811
      7,000   Marriott International, Inc.                              363,720
      4,500   Royal Caribbean Cruises, Ltd.                             196,200
     18,400   Time Warner, Inc. (3)                                     296,976
     23,477   Viacom, Inc.                                              787,888
                                                     --------------------------
                                                                      4,077,270
                                                     --------------------------
Electronic Technology (13.1%)
     33,000   Analog Devices, Inc.                                    1,279,740
     31,000   Applied Materials, Inc. (3)                               511,190
     68,800   Cisco Systems, Inc. (3)                                 1,245,280
     27,000   Dell Computer Corp. (3)                                   961,200
     52,400   EMC Corp. (3)                                             604,696
     47,800   Intel Corp.                                               958,868
     22,500   Jabil Circuit, Inc. (3)                                   517,500
     18,000   Juniper Networks, Inc. (3)                                424,800
     31,500   Nokia Corp., A.D.R.                                       432,180
     26,000   Qualcomm, Inc.                                          1,015,040
                                                     --------------------------
                                                                      7,950,494
                                                     --------------------------
Energy Minerals (8.5%)
     11,000   ConocoPhillips Co.                                        911,350
      9,000   Murphy Oil Corp.                                          780,930
     18,000   Occidental Petroleum Corp.                              1,006,740
     24,000   Suncor Energy, Inc.                                       768,240
     13,500   Valero Energy Corp.                                     1,082,835
     18,500   XTO Energy, Inc.                                          600,880
                                                     --------------------------
                                                                      5,150,975
                                                     --------------------------
Finance (11.6%)
     17,962   American International Group, Inc.                      1,221,236
     39,500   Citigroup, Inc.                                         1,742,740
     17,500   Franklin Resources, Inc.                                  975,800
     13,000   J.P. Morgan Chase & Co.                                   516,490
     10,500   Prudential Financial, Inc.                                493,920
     11,500   The Goldman Sachs Group, Inc.                           1,072,260
     17,500   Wells Fargo Co.                                         1,043,525
                                                     --------------------------
                                                                      7,065,971
                                                     --------------------------
Health Services (2.7%)
     22,000   UnitedHealth Group, Inc.                                1,622,280
                                                     --------------------------

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
  Quantity  Name of Issuer                                   Market Value (1)($)
--------------------------------------------------------------------------------

Health Technology (15.5%)
     25,200   Amgen, Inc. (3)                                         1,428,336
      5,000   Biogen, Inc. (3)                                          305,850
     18,000   Boston Scientific Corp. (3)                               715,140
     48,550   Elan Corp., A.D.R. (3)                                  1,136,070
     13,800   Eli Lilly and Co.                                         828,690
     15,500   Genentech, Inc. (3)                                       812,510
     22,000   Gilead Sciences, Inc. (3)                                 822,360
     12,150   Johnson & Johnson                                         684,410
      9,700   Medtronic, Inc.                                           503,430
      6,000   Merck & Co., Inc.                                         198,000
     42,825   Pfizer, Inc.                                            1,310,445
      4,000   Stryker Corp.                                             192,320
     19,000   Teva Pharmaceutical, Ltd., A.D.R.                         493,050
                                                     --------------------------
                                                                      9,430,611
                                                     --------------------------
Industrial Services (1.5%)
     13,300   Schlumberger, Ltd.                                        895,223
                                                     --------------------------

Producer Manufacturing (7.9%)
      7,000   Caterpillar, Inc.                                         563,150
     11,500   Danaher Corp.                                             589,720
      5,500   Eaton Corp.                                               348,755
     51,200   General Electric Co.                                    1,719,296
      8,500   ITT Industries, Inc.                                      679,915
     11,000   3M Co.                                                    879,670
                                                     --------------------------
                                                                      4,780,506
                                                     --------------------------
Retail Trade (7.9%)
      6,550   Best Buy Co., Inc.                                        355,272
      4,000   eBay, Inc. (3)                                            367,760
     14,000   J.C. Penney Co., Inc.                                     493,920
     28,800   Lowe's Companies, Inc.                                  1,565,280
     45,000   Target Corp.                                            2,036,250
                                                     --------------------------
                                                                      4,818,482
                                                     --------------------------
Technology Services (10.5%)
      9,500   Adobe Systems, Inc.                                       469,965
     23,800   Check Point Software Tech., Ltd. (3)                      403,886
     16,500   First Data Corp.                                          717,750
     71,300   Microsoft Corp.                                         1,971,445
     16,000   SAP AG                                                    623,200
     14,000   Symantec Corp. (3)                                        768,320
     27,400   Veritas Software Corp. (3)                                487,720
     27,000   Yahoo!, Inc. (3)                                          915,570
                                                     --------------------------
                                                                      6,357,856
                                                     --------------------------
Transportation (2.2%)
     16,000   Burlington Northern Sante Fe Corp.                        612,960
     10,000   United Parcel Service, Inc.                               759,200
                                                     --------------------------
                                                                      1,372,160
                                                     --------------------------


Total common stocks                                                  59,011,725
(cost: $53,164,286)                                  --------------------------

Short-Term Securities (2.8%) (2)
  1,673,000   Sit Money Market Fund, 1.13% (4)                        1,673,000
(cost: $1,673,000)                                   --------------------------


Total investments in securities
(cost: $54,837,286)                                                 $60,684,725
                                                     ==========================

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2004
(Unaudited)
================================================================================
  Quantity  Name of Issuer                                   Market Value (1)($)
--------------------------------------------------------------------------------

Assets in Excess of Other Liabilities (0.1%)                             72,210

                                                     --------------------------
Total Net Assets                                                    $60,756,935
                                                     ==========================


                                                     --------------------------
Aggregate Cost                                                       54,837,286
                                                     --------------------------

Gross Unrealized Appreciation                                        11,158,150
Gross Unrealized Depreciation                                        (5,310,711)
                                                     --------------------------
Net Unrealized Appreciation(Depreciation)                             5,847,439
                                                     ==========================

Notes To Schedule of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:           /s/ Paul E. Rasmussen
              -------------------------------------
              Paul Rasmussen
              Vice President and Treasurer

Date:         November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Paul E. Rasmussen
              -------------------------------------
              Paul Rasmussen
              Vice President and Treasurer
Date:         November 24, 2004

By:           /s/ Eugene C. Sit
              -------------------------------------
              Eugene C. Sit
              Chairman
Date:         November 24, 2004